Share-Based Compensation (Details) - USD ($)			6 Months Ended
	Jun. 17, 2022	May 31, 2022	Sep. 30, 2024	Sep. 30, 2023
Share-Based Compensation [Abstract]
Ordinary shares with a fair value		5,000
Issued an aggregate ordinary shares			11,334	4,194
Share-based compensation expenses (in Dollars)	$ 200,000		$ 29,944	$ 11,742